PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.9% of Net Assets
	Biotechnology – 1.2%
10,813	Emergent BioSolutions, Inc.(a)	$1,117,307

	Building Products – 5.9%
13,875	Armstrong World Industries, Inc.	954,739
93,150	Builders FirstSource, Inc.(a)	3,038,553
13,425	Simpson Manufacturing Co., Inc.	1,304,373

		5,297,665

	Capital Markets – 5.6%
45,125	LPL Financial Holdings, Inc.	3,459,734
42,825	Moelis & Co., Class A	1,504,870

		4,964,604

	Chemicals – 4.9%
99,725	Axalta Coating Systems Ltd.(a)	2,210,903
205,500	Element Solutions, Inc.(a)	2,159,805

		4,370,708

	Commercial Services & Supplies – 4.4%
32,500	Brady Corp., Class A	1,300,650
21,125	Ritchie Bros. Auctioneers, Inc.	1,251,656
7,325	UniFirst Corp.	1,387,136

		3,939,442

	Consumer Finance – 1.9%
29,425	FirstCash, Inc.	1,683,404

	Electronic Equipment, Instruments & Components – 5.5%
29,505	Fabrinet(a)	1,859,700
54,200	Insight Enterprises, Inc.(a)	3,066,636

		4,926,336

	Food & Staples Retailing – 1.8%
46,575	Performance Food Group Co.(a)	1,612,427

	Health Care Equipment & Supplies – 0.8%
56,878	Lantheus Holdings, Inc.(a)	720,644

	Health Care Providers & Services – 1.7%
26,650	AMN Healthcare Services, Inc.(a)	1,557,959

	Hotels, Restaurants & Leisure – 2.5%
21,750	Caesars Entertainment, Inc.(a)	1,219,305
29,650	Scientific Games Corp., Class A(a)	1,035,082

		2,254,387

	Insurance – 7.2%
46,800	First American Financial Corp.	2,382,588
185,550	Old Republic International Corp.	2,735,007

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
26,175	Selective Insurance Group, Inc.	$1,347,751

		6,465,346

	IT Services – 4.5%
9,965	CACI International, Inc., Class A(a)	2,124,139
50,975	DXC Technology Co.	909,904
60,525	Switch, Inc., Class A	944,795

		3,978,838

	Life Sciences Tools & Services – 4.1%
31,775	Bruker Corp.	1,263,056
23,475	PRA Health Sciences, Inc.(a)	2,381,304

		3,644,360

	Machinery – 7.7%
12,125	Alamo Group, Inc.	1,309,864
61,325	Federal Signal Corp.	1,793,756
8,250	SPX Corp.(a)	382,635
90,600	Trinity Industries, Inc.	1,766,700
16,450	Watts Water Technologies, Inc., Series A	1,647,468

		6,900,423

	Media – 4.1%
11,800	Nexstar Media Group, Inc., Class A	1,061,174
55,975	Sinclair Broadcast Group, Inc., Class A	1,076,399
128,325	TEGNA, Inc.	1,507,819

		3,645,392

	Metals & Mining – 1.6%
27,375	Materion Corp.	1,424,321

	Oil, Gas & Consumable Fuels – 1.2%
111,025	Parsley Energy, Inc., Class A	1,039,194

	Professional Services – 3.4%
26,275	ASGN, Inc.(a)	1,670,039
12,725	FTI Consulting, Inc.(a)	1,348,468

		3,018,507

	Real Estate Management & Development – 3.1%
156,325	Cushman & Wakefield PLC(a)	1,642,976
40,175	Marcus & Millichap, Inc.(a)	1,105,616

		2,748,592

	REITs - Warehouse/Industrials – 1.5%
45,500	STAG Industrial, Inc.	1,387,295

	Road & Rail – 3.0%
7,025	Landstar System, Inc.	881,567
14,200	Saia, Inc.(a)	1,791,188

		2,672,755

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 10.8%
22,775	CMC Materials, Inc.	$3,252,498
17,275	MKS Instruments, Inc.	1,886,948
25,450	Nova Measuring Instruments Ltd.(a)	1,326,963
54,550	Onto Innovation, Inc.(a)	1,624,499
84,975	Tower Semiconductor Ltd.(a)	1,548,244

		9,639,152

	Software – 1.0%
8,850	CyberArk Software Ltd.(a)	915,267

	Specialty Retail – 1.2%
12,525	Group 1 Automotive, Inc.	1,107,085

	Thrifts & Mortgage Finance – 1.2%
118,325	MGIC Investment Corp.	1,048,360

	Trading Companies & Distributors – 6.1%
31,850	GATX Corp.	2,030,437
31,225	Rush Enterprises, Inc., Class A	1,578,112
107,725	Univar Solutions, Inc.(a)	1,818,398

		5,426,947

	Total Common Stocks (Identified Cost $85,395,017)	87,506,717

Principal Amount
Short-Term Investments – 2.4%
$2,104,593	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $2,104,593 on 10/01/2020 collateralized by $1,946,700 U.S.Treasury Note, 2.500% due 1/31/2025 valued at $2,146,700 including accrued interest(b) (Identified Cost $2,104,593)	2,104,593

	Total Investments – 100.3% (Identified Cost $87,499,610)	89,611,310
	Other assets less liabilities – (0.3)%	(262,926)

	Net Assets – 100.0%	$89,348,384

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$87,506,717	$—	$—	$87,506,717
Short-Term Investments	—	2,104,593	—	2,104,593

Total	$87,506,717	$2,104,593	$—	$89,611,310

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)

Semiconductors & Semiconductor Equipment	10.8%
Machinery	7.7
Insurance	7.2
Trading Companies & Distributors	6.1
Building Products	5.9
Capital Markets	5.6
Electronic Equipment, Instruments & Components	5.5
Chemicals	4.9
IT Services	4.5
Commercial Services & Supplies	4.4
Media	4.1
Life Sciences Tools & Services	4.1
Professional Services	3.4
Real Estate Management & Development	3.1
Road & Rail	3.0
Hotels, Restaurants & Leisure	2.5
Other Investments, less than 2% each	15.1
Short-Term Investments	2.4

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%